(Loss)/Earnings Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(Loss)/Earnings Per Common Share [Abstract]
Net (loss)/income	$ 140,636,993	$ 49,926,383	$ (1,430,391)
Comprehensive (loss)/income	140,636,993	49,926,383	(1,430,391)
Dividend on Series A Preferred Shares	(1,166,667)	0	0
Deemed dividend on Series A Preferred Shares	(2,429,275)	0	0
Undistributed earnings to non-vested participating securities	(2,805,275)	0	0
Net (loss)/income attributable to common shareholders, basic	134,235,776	49,926,383	(1,430,391)
Undistributed earnings to non-vested participating securities	2,805,275	0	0
Undistributed earnings reallocated to non-vested participating securities	(926,641)	0	0
Dividend on Series A Preferred Shares	1,166,667	0	0
Deemed dividend on Series A preferred shares	2,429,275	0	0
Net (loss)/income attributable to common Shareholders, diluted	$ 139,710,352	$ 49,926,383	$ (1,430,391)
Weighted average number of common shares outstanding, basic (in shares)	15,443,485	9,461,009	9,461,009
Effect of dilutive shares (in shares)	33,216,240	33,216,240	0
Weighted average number of common shares outstanding, diluted (in shares)	48,659,725	42,677,249	9,461,009
(Loss)/Earnings per common share, basic (in dollars per share)	$ 8.69	$ 5.28	$ (0.15)
(Loss)/Earnings per common share, diluted (in dollars per share)	$ 2.87	$ 1.17	$ (0.15)